Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet

	December 31, 2014	June 30, 2015
Assets
Oceanbulk Maritime S.A. and its affiliates	$241	$667
Product Shipping & Trading S.A.	4	4
Total Assets	$245	$671

Liabilities
Interchart Shipping Inc.	$6	$6
Combine Marine Ltd.	-	9
Management and Directors Fees	462	314
Managed Vessels of Oceanbulk Shipping LLC	9	7
Oceanbulk Sellers (Note 13)	1,689	50
Maryville Maritime Inc.	-	514
Total Liabilities	$2,166	$900

Excel Vessel Bridge Facility outstanding balance
	December 31, 2014	June 30, 2015
Excel Vessel Bridge Facility - current portion	$8,168	$-
Excel Vessel Bridge Facility - non- current portion	47,993	-
Total Excel Vessel Bridge Facility	$56,161	$-

Capitalized Expenses	December 31, 2014	June 30, 2015
Advances for vessels under construction and acquisition of vessels
Oceanbulk Maritime S.A.- commission fee for newbuilding vessels	$1,038	$1,557

Statements of Operations
	Six month period ended June 30,
	2014	2015
Voyage expenses-Interchart	$(385)	$(1,650)
Executive directors consultancy fees	(286)	(317)
Non-executive directors compensation	(71)	(79)
Office rent - Combine Marine Ltd.	(21)	(17)
Management fee expense - Maryville Maritime Inc.	-	(315)
Interest on Excel Vessel Bridge Facility	-	(220)
Management fee income - Oceanbulk Maritime S.A.	93	-
Management fee income - Managed Vessels of Oceanbulk Shipping LLC	1,299	-
Management fee income Product Shipping & Trading S.A.	62	-